Voyage revenues (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Increase in trade accounts receivable, gross	$ 11,668
Increase (Decrease) in Deferred Revenue	3,292	$ 9,593
Other Assets, Current	14,296		$ 15,217
Deferred Revenue, Current	28,252		24,960
Voyage revenues	778,217	511,878
Revenue Contracts [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Decrease in deferred assets related to revenue contracts	2,083
Other Assets, Current	2,840		$ 4,923
Vessels Operating in CCL Pool [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	3,254	(4,497)
Vessels Operating In Short Pool [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	$ 147	$ (352)